Shareholder Fees - FidelityMunicipalCorePlusBondETF-PRO	Apr. 07, 2025 USD ($)
FidelityMunicipalCorePlusBondETF-PRO | Fidelity Municipal Bond Opportunities ETF
Shareholder Fees:
(fees paid directly from your investment)	none